Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net Income	$ 29,847	$ 13,333	$ 13,687
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,387	25,847	22,016
Undistributed earnings from investments in equity affiliates	174	(37)	(49)
Provision for uncollectible accounts	1,642	1,474	1,416
Deferred income tax (benefit) expense	(15,940)	2,947	4,117
Net (gain) loss from sale of investments, net of impairments	(282)	(169)	91
Actuarial loss (gain) on pension and postretirement benefits	1,258	1,024	(2,152)
Asset abandonments and impairments	2,914	361	35
Changes in operating assets and liabilities:
Accounts receivable	(986)	(1,003)	30
Other current assets	(778)	1,709	(1,183)
Accounts payable and accrued liabilities	816	118	1,354
Equipment installment receivables and related sales	(1,239)	(1,307)	(3,560)
Deferred fulfillment costs	(1,422)	(2,359)	(1,437)
Retirement benefit funding	(1,066)	(910)	(735)
Other - net	(1,315)	(2,586)	1,544
Total adjustments	8,163	25,109	21,487
Net Cash Provided by Operating Activities	38,010	38,442	35,174
Investing Activities
Purchase of property and equipment	(20,647)	(21,516)	(19,218)
Interest during construction	(903)	(892)	(797)
Acquisitions, net of cash acquired	1,123	(2,959)	(30,753)
Disposition	59	646	83
Sales (purchases) of securities, net	449	672	1,723
Cash collections of deferred purchase price	976	731	537
Other	0	0	1
Net Cash Used in Investing Activities	(18,943)	(23,318)	(48,424)
Financing Activities
Issuance of long-term debt	48,793	10,140	33,969
Repayment of long-term debt	(12,339)	(10,823)	(10,042)
Purchase of treasury stock	(463)	(512)	(269)
Issuance of treasury stock	33	146	143
Dividends paid	(12,038)	(11,797)	(10,200)
Other	1,944	(1,616)	(3,819)
Net Cash (Used in) Provided by Financing Activities	25,930	(14,462)	9,782
Net (decrease) increase in cash and cash equivalents and restricted cash	44,997	662	(3,468)
Cash and cash equivalents and restricted cash beginning of year	5,935	5,273	8,741
Cash and Cash Equivalents and Restricted Cash End of Period	$ 50,932	$ 5,935	$ 5,273